Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses
	2022	2021
Payable to suppliers	$3,486,600	$3,657,700
Salary and welfare payables	412,444	614,355
Accrued expenses and other current liabilities	699,032	85,498
Total	4,598,076	4,357,553